FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Available-for-sale marketable securities	$ 4,293	$ 11,531
Foreign currency derivative contracts	23	980
Liabilities:
Earn-out liability	(656)
Foreign currency derivative contracts	(901)	(78)
Total financial net assets	2,759	12,433
Level 1 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability	0
Foreign currency derivative contracts	0	0
Total financial net assets	0	0
Level 2 [Member]
Assets:
Available-for-sale marketable securities	4,293	11,531
Foreign currency derivative contracts	23	980
Liabilities:
Earn-out liability	0
Foreign currency derivative contracts	(901)	(78)
Total financial net assets	3,415	12,433
Level 3 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability	(656)
Foreign currency derivative contracts	0	0
Total financial net assets	$ (656)	$ 0